Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	$ 4,096	$ 3,261
Service cost	168	129	119
Interest cost	170	168	169
Participants' contributions
Plan amendments
Actuarial loss (gain)	(388)	681
Lump sum settlements	(34)	(33)
Benefit payments	(117)	(110)
Federal subsidy on benefits paid
Benefit obligation at end of measurement period	3,895	4,096	3,261
Balance at beginning of period	2,321	2,103
Actual return on plan assets	343	305
Employer contributions	318	56
Participants' contributions
Lump sum settlements	(34)	(33)
Benefit payments	(117)	(110)
Balance at end of period	2,831	2,321	2,103
Funded (Unfunded) Status	(1,064)	(1,775)
Current benefit liability	(20)	(23)
Noncurrent benefit liability	(1,044)	(1,752)
Recognized amount	(1,064)	(1,775)
Net actuarial gain (loss)	(1,333)	(2,152)
Net prior service credit (cost)	16	21
Recognized amount	(1,317)	(2,131)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	142	170
Service cost	3	5	4
Interest cost	4	7	9
Participants' contributions	10	10
Plan amendments	(35)
Actuarial loss (gain)	(2)	(26)
Lump sum settlements
Benefit payments	(24)	(26)
Federal subsidy on benefits paid	2	2
Benefit obligation at end of measurement period	100	142	170
Balance at beginning of period	105	120
Actual return on plan assets
Employer contributions	1	1
Participants' contributions	10	10
Lump sum settlements
Benefit payments	(24)	(26)
Balance at end of period	92	105	120
Funded (Unfunded) Status	(8)	(37)
Current benefit liability
Noncurrent benefit liability	(8)	(37)
Recognized amount	(8)	(37)
Net actuarial gain (loss)	75	84
Net prior service credit (cost)	34
Recognized amount	$ 109	$ 84